Label	Element	Value
Institutional Class Prospectus | MATTHEWS CHINA SMALL COMPANIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MATTHEWS CHINA SMALL COMPANIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Matthews China Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in China. China includes its administrative and other districts, such as Hong Kong. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument is deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is principally secured or backed by assets located in that country or region; (iv) it is a component of or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in smaller companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews generally determines whether a company should be considered to be a small company based on its market capitalization (the number of the company’s shares outstanding times the market price per share for such securities). Under normal circumstances, the Fund invests at least 80% of its net assets in any company that has a market capitalization no higher than the greater of $5 billion or the market capitalization of the largest company included in the Fund’s primary benchmark index (each, a “Small Company” and together, “Small Companies”). The largest company in the Fund’s primary benchmark, the MSCI China Small Cap Index, had a market capitalization of $3.07 billion on December 31, 2019. Companies in which the Fund invests typically operate in growth industries and possess the potential to expand their scope of business over time. A company may grow to a market capitalization that is higher than the greater of $5 billion or the market capitalization of the largest company included in the Fund’s primary benchmark after the Fund has purchased its securities; nevertheless, the existing holdings of securities of such a company will continue to be considered a Small Company. If additional purchases of a security are made, all holdings (including prior purchases) of that security will be re-classified with respect to its market capitalization at the time of the last purchase. The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investment
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Public Health Emergency Risks: Pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

Currency Risk: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in U.S. dollar terms if that currency weakens against the U.S. dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging market countries with newer or even less developed economies and markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) on smaller companies may be greater than that of larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of smaller companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with China, Hong Kong and Taiwan:

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies in China. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and/or Taiwan impractical or impossible.

Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth stocks may go in and out of favor over time and may perform differently than the market as a whole.

Depositary Receipts Risk: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility Risk: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares to go up or down dramatically. Because of this volatility, this Fund is better suited for long-term investors (typically five years or longer).

Information Technology Sector Risk: Information technology companies may be significantly affected by aggressive pricing as a result of intense competition and by rapid product obsolescence due to rapid development of technological innovations and frequent new product introduction. Other factors, such as short product cycle, possible loss or impairment of intellectual property rights, and changes in government regulations, may also adversely impact information technology companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund could go down, meaning you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.789.ASIA (2742)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURNS FOR YEARS ENDED 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q1 2019 17.83% Worst Quarter Q3 2018 -14.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.44%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2019
Institutional Class Prospectus | MATTHEWS CHINA SMALL COMPANIES FUND | MSCI China Small Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2017
Institutional Class Prospectus | MATTHEWS CHINA SMALL COMPANIES FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee on Redemptions (for wire redemptions only)	rr_MaximumAccountFee	$ 9
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	794
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,775
Annual Return 2018	rr_AnnualReturn2018	(17.48%)
Annual Return 2019	rr_AnnualReturn2019	35.68%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2017
Institutional Class Prospectus | MATTHEWS CHINA SMALL COMPANIES FUND | Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.10%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.06%	[2]
Institutional Class Prospectus | MATTHEWS CHINA SMALL COMPANIES FUND | Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.19%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.08%	[2]

[1]	Matthews has contractually agreed to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 1.20%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2021 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days' written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.